Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Basis Of Presentation

Basis of Presentation

Our financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America. Our consolidated financial statements include the accounts of Humana Inc. and subsidiaries that the Company controls including variable interest entities associated with medical practices for which the Company is the primary beneficiary. Generally, we do not own medical practices but instead enter into exclusive long-term management agreements with the affiliated Professional Associations, or P.A.s, that operate the medical practices. Based upon the provisions of these agreements, these affiliated P.A.s are variable interest entities and we are the primary beneficiary, and accordingly we consolidated the affiliated P.A.s. All significant intercompany balances and transactions have been eliminated.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The areas involving the most significant use of estimates are the estimation of benefits payable, the impact of risk sharing provisions related to our Medicare and TRICARE contracts, the valuation and related impairment recognition of investment securities, and the valuation and related impairment recognition of long-lived assets, including goodwill. These estimates are based on knowledge of current events and anticipated future events, and accordingly, actual results may ultimately differ materially from those estimates.

Realignment Of Business Segments

Realignment of Business Segments

During the first quarter of 2011, we realigned our business segments to reflect our evolving business model. We currently manage and report our operating results using the following segments: Retail, Employer Group, and Health and Well-Being Services. We also disclose results for Other Businesses. All respective amounts related to the segment change have been retrospectively adjusted throughout the financial statements. Our segment information is more fully described in Note 17.

As a result of changing our reportable segments, we also changed the classification of certain revenues and costs. Beginning January 1, 2011, costs of certain health and well-being services were reclassified as benefits expense including costs incurred by our wholly-owned mail order pharmacy from transactions with our members that were historically classified as selling, general and administrative (and now titled operating costs), as well as depreciation and amortization expenses. The effect of this reclassification is to account for the cost of providing these benefits to our members similarly whether the services are provided via a third party provider or internally through a stand-alone subsidiary. Likewise, co-share amounts from our members associated with our wholly-owned mail order pharmacy operations, historically classified as other revenue, are now classified as a reduction of benefits expense. The remaining items previously classified as other revenue, primarily consisting of patient service revenue associated with our recently acquired Concentra Inc. subsidiary, were combined with our previous administrative services fee revenue and are now classified as services revenue. All amounts herein have been reclassified to conform to the new presentation. These adjustments had no impact on net income, cash flows or equity. Further, none of these adjustments impacted our regulated subsidiaries.

Depreciation and amortization expense associated with certain businesses in our Health and Well-Being Services segment delivering benefits to our members, primarily associated with our pharmacy operations, are now included with benefits expense. The amount of this expense was $18.1 million in 2010, $12.9 million in 2009, and $10.0 million in 2008.

Cash And Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash, time deposits, money market funds, commercial paper, other money market instruments, and certain U.S. Government securities with an original maturity of three months or less. Carrying value approximates fair value due to the short-term maturity of the investments.

Investment Securities

Investment Securities

Investment securities, which consist entirely of debt securities, have been categorized as available for sale and, as a result, are stated at fair value. Investment securities available for current operations are classified as current assets. Investment securities available for our long-term insurance product and professional liability funding requirements, as well as restricted statutory deposits and venture capital investments, are classified as long-term assets. For the purpose of determining gross realized gains and losses, which are included as a component of investment income in the consolidated statements of income, the cost of investment securities sold is based upon specific identification. Unrealized holding gains and losses, net of applicable deferred taxes, are included as a component of stockholders' equity and comprehensive income until realized from a sale or other-than-temporary impairment.

In April 2009, the Financial Accounting Standards Board, or the FASB, issued new guidance to address concerns about (1) measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions and (2) recording impairment charges on investments in debt securities. The new guidance highlighted and expanded on the factors that should be considered in estimating fair value when the volume and level of activity for a financial asset or liability has significantly decreased and required new disclosures relating to fair value measurement inputs and valuation techniques (including changes in inputs and valuation techniques). In addition, new guidance regarding recognition and presentation of other-than-temporary impairments changed (1) the trigger for determining whether an other-than-temporary impairment exists and (2) the amount of an impairment charge to be recorded in earnings. We adopted the provisions of the new guidance for the quarter ended June 30, 2009. Refer to Note 4 and Note 5.

Under the revised other-than-temporary impairment model for debt securities held, we recognize an impairment loss in income in an amount equal to the full difference between the amortized cost basis and the fair value when we have the intent to sell the debt security or it is more likely than not we will be required to sell the debt security before recovery of our amortized cost basis. However, if we do not intend to sell the debt security, we evaluate the expected cash flows to be received as compared to amortized cost and determine if a credit loss has occurred. In the event of a credit loss, only the amount of the impairment associated with the credit loss is recognized currently in income with the remainder of the loss recognized in other comprehensive income. A transition adjustment to reclassify the non-credit portion of any previously recognized impairment from retained earnings to accumulated other comprehensive income was required upon adoption if we did not intend to sell and it was not more likely than not that we would be required to sell the security before recovery of its amortized cost basis. We did not record a transition adjustment for securities previously considered other-than-temporarily impaired because these securities were already sold or we had the intent to sell these securities.

When we do not intend to sell a security in an unrealized loss position, potential other-than-temporary impairment is considered using a variety of factors, including the length of time and extent to which the fair value has been less than cost; adverse conditions specifically related to the industry, geographic area or financial condition of the issuer or underlying collateral of a security; payment structure of the security; changes in credit rating of the security by the rating agencies; the volatility of the fair value changes; and changes in fair value of the security after the balance sheet date. For debt securities, we take into account expectations of relevant market and economic data. For example, with respect to mortgage and asset-backed securities, such data includes underlying loan level data and structural features such as seniority and other forms of credit enhancements. A decline in fair value is considered other-than-temporary when we do not expect to recover the entire amortized cost basis of the security. We estimate the amount of the credit loss component of a debt security as the difference between the amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate of future cash flows discounted at the implicit interest rate at the date of purchase.

We participate in a securities lending program to optimize investment income. We loan certain investment securities for short periods of time in exchange for collateral initially equal to at least 102% of the fair value of the investment securities on loan. The fair value of the loaned investment securities is monitored on a daily basis, with additional collateral obtained or refunded as the fair value of the loaned investment securities fluctuates. The collateral, which may be in the form of cash or U.S. Government securities, is deposited by the borrower with an independent lending agent. Any cash collateral is recorded on our consolidated balance sheets, along with a liability to reflect our obligation to return the collateral. The cash collateral is invested by the lending agent according to our investment guidelines, primarily in money market funds, certificates of deposit, and short-term corporate and asset-backed securities, and accounted for consistent with our investment securities. Collateral received in the form of securities is not recorded in our consolidated balance sheets because, absent default by the borrower, we do not have the right to sell, pledge or otherwise reinvest securities collateral. Loaned securities continue to be carried as investment securities on the consolidated balance sheets. Earnings on the invested cash collateral, net of expense, associated with the securities lending payable are recorded as investment income.

Receivables And Revenue Recognition

Receivables and Revenue Recognition

We generally establish one-year commercial membership contracts with employer groups, subject to cancellation by the employer group on 30-day written notice. Our Medicare contracts with CMS renew annually. Our military services contracts with the federal government and our contracts with various state Medicaid programs generally are multi-year contracts subject to annual renewal provisions.

Premiums

We bill and collect premium remittances from employer groups and members in our Medicare and other individual products monthly. We receive monthly premiums from the federal government and various states according to government specified payment rates and various contractual terms. Changes in revenues from CMS for our Medicare products resulting from the periodic changes in risk-adjustment scores for our membership are recognized when the amounts become determinable and the collectibility is reasonably assured.

Premium revenues are recognized as income in the period members are entitled to receive services, and are net of estimated uncollectible amounts, retroactive membership adjustments, and beginning January 1, 2011, adjustments to recognize rebates to policyholders under the minimum benefit ratios required under Health Insurance Reform Legislation. Retroactive membership adjustments result from enrollment changes not yet processed, or not yet reported by an employer group or the government. We routinely monitor the collectibility of specific accounts, the aging of receivables, historical retroactivity trends, as well as prevailing and anticipated economic conditions, and reflect any required adjustments in current operations. Premiums received prior to the service period are recorded as unearned revenues.

Medicare Part D

We cover prescription drug benefits in accordance with Medicare Part D under multiple contracts with CMS. The payments we receive monthly from CMS and members, which are determined from our annual bid, represent amounts for providing prescription drug insurance coverage. We recognize premium revenues for providing this insurance coverage ratably over the term of our annual contract. Our CMS payment is subject to risk sharing through the Medicare Part D risk corridor provisions. In addition, receipts for reinsurance and low-income cost subsidies represent payments for prescription drug costs for which we are not at risk.

The risk corridor provisions compare costs targeted in our bids to actual prescription drug costs, limited to actual costs that would have been incurred under the standard coverage as defined by CMS. Variances exceeding certain thresholds may result in CMS making additional payments to us or require us to refund to CMS a portion of the premiums we received. We estimate and recognize an adjustment to premium revenues related to these risk corridor provisions based upon pharmacy claims experience to date as if the annual contract were to terminate at the end of the reporting period. Accordingly, this estimate provides no consideration to future pharmacy claims experience. We record a receivable or payable at the contract level and classify the amount as current or long-term in the consolidated balance sheets based on the expected settlement.

Reinsurance and low-income cost subsidies represent funding from CMS in connection with the Medicare Part D program for which we assume no risk. Reinsurance subsidies represent funding from CMS for its portion of prescription drug costs which exceed the member's out-of-pocket threshold, or the catastrophic coverage level. Low-income cost subsidies represent funding from CMS for all or a portion of the deductible, the coinsurance and co-payment amounts above the out-of-pocket threshold for low-income beneficiaries. Monthly prospective payments from CMS for reinsurance and low-income cost subsidies are based on assumptions submitted with our annual bid. A reconciliation and related settlement of CMS's prospective subsidies against actual prescription drug costs we paid is made after the end of the year. We account for these subsidies as a deposit in our consolidated balance sheets and as a financing activity in our consolidated statements of cash flows. We do not recognize premium revenues or benefit expense for these subsidies. Receipt and payment activity is accumulated at the contract level and recorded in our consolidated balance sheets in other current assets or trade accounts payable and accrued expenses depending on the contract balance at the end of the reporting period.

For plans where we provide enhanced benefits and selected the alternative demonstration payment option in lieu of the reinsurance subsidy, we receive a monthly per member capitation amount from CMS determined from our annual bid submissions. The capitation amount we receive from CMS for assuming the government's portion of prescription drug costs in the catastrophic layer of coverage is recorded as premium revenue. The variance between the capitation amount and actual drug costs in the catastrophic layer is subject to risk sharing as part of the risk corridor settlement. The demonstration provision terminated at the end of 2010. See Note 6 for detail regarding amounts recorded to the consolidated balance sheets related to the risk corridor settlement and subsidies from CMS.

Settlement of the reinsurance and low-income cost subsidies as well as the risk corridor payment is based on a reconciliation made approximately 9 months after the close of each calendar year. We continue to revise our estimates with respect to the risk corridor provisions based on subsequent period pharmacy claims data.

Military services

Military services premium and services revenue primarily is derived from our TRICARE South Region contract with the Department of Defense, or DoD. We allocate the consideration to the various components of the contract based on the relative fair value of the components. TRICARE revenues consist generally of (1) an insurance premium for assuming underwriting risk for the cost of civilian health care services delivered to eligible beneficiaries; (2) health care services provided to beneficiaries which are in turn reimbursed by the federal government; and (3) administrative services fees related to claim processing, customer service, enrollment, and other services. We recognize the insurance premium as revenue ratably over the period coverage is provided. Health care services reimbursements are recognized as revenue in the period health services are provided. Administrative services fees are recognized as revenue in the period services are performed. Our TRICARE South Region contract contains provisions to share the risk associated with financing the cost of health benefits with the federal government. We earn more revenue or incur additional costs based on the variance of actual health care costs versus a negotiated target cost. We defer the recognition of any contingent revenues for favorable variances until the end of the contract period when the amount is determinable and the collectibility is reasonably assured. We estimate and recognize contingent benefit expense for unfavorable variances currently in our results of operations. We continually review the contingent benefit expense estimates of future payments to the government for cost overruns relative to our negotiated target cost and make necessary adjustments to our reserves.

Revenues also may include change orders attributable to our military services contracts. Change orders represent equitable adjustments for services not originally specified in the contracts. Revenues for these adjustments are recognized when a settlement amount becomes determinable and the collectibility is reasonably assured.

Administrative Services Fees

Administrative services fees cover the processing of claims, offering access to our provider networks and clinical programs, and responding to customer service inquiries from members of self-funded groups. Revenues from providing administration services, also known as administrative services only, or ASO, are recognized in the period services are performed and are net of estimated uncollectible amounts. Under ASO contracts, self-funded employers retain the risk of financing substantially all of the cost of health benefits. However, many ASO customers purchase stop loss insurance coverage from us to cover catastrophic claims or to limit aggregate annual costs. Accordingly, we have recorded premiums and benefit expenses related to these stop loss insurance contracts. We routinely monitor the collectibility of specific accounts, the aging of receivables, as well as prevailing and anticipated economic conditions, and reflect any required adjustments in current operations. ASO fees received prior to the service period are recorded as unearned revenues.

Other Revenue

Other revenues primarily consist of copay revenues associated with our mail order pharmacy as well as patient services revenue associated with the December 21, 2010 acquisition of Concentra Inc. more fully described in Note 3.

Revenues associated with RightSourceRxSM, our mail-order pharmacy, are recognized in connection with the shipment of the prescriptions.

Patient services include workers' compensation injury care and related services as well as other healthcare services related to employer needs or statutory requirements. Patient services revenues are recognized in the period services are provided to the customer when the sales price is fixed or determinable, and are net of estimated uncollectible accounts and contractual allowances.

Receivables

Receivables, including premium receivables, patient services revenue receivables, and ASO fee receivables, are shown net of allowances for estimated uncollectible accounts, retroactive membership adjustments, and contractual allowances.

Policy Acquisition Costs

Policy Acquisition Costs

Policy acquisition costs are those costs that vary with and primarily are related to the acquisition of new and renewal business. Such costs include commissions, costs of policy issuance and underwriting, and other costs we incur to acquire new business or renew existing business. We expense policy acquisition costs related to our employer-group prepaid health services policies as incurred. These short-duration employer-group prepaid health services policies typically have a one-year term and may be cancelled upon 30 days notice by the employer group.

Life insurance, annuities, health and other supplemental policies sold to individuals are accounted for as long-duration insurance products because they are expected to remain in force for an extended period beyond one year due to contractual and regulatory requirements. As a result, we defer policy acquisition costs and amortize them over the estimated life of the policies in proportion to premiums earned. Deferred acquisition costs are reviewed to determine if they are recoverable from future income. See Note 18.

Long-Lived Assets

Long-Lived Assets

Property and equipment is recorded at cost. Gains and losses on sales or disposals of property and equipment are included in administrative expense. Certain costs related to the development or purchase of internal-use software are capitalized. Depreciation is computed using the straight-line method over estimated useful lives ranging from 3 to 10 years for equipment, 3 to 7 years for computer software, and 20 to 40 years for buildings. Improvements to leased facilities are depreciated over the shorter of the remaining lease term or the anticipated life of the improvement.

We periodically review long-lived assets, including property and equipment and other intangible assets, for impairment whenever adverse events or changes in circumstances indicate the carrying value of the asset may not be recoverable. Losses are recognized for a long-lived asset to be held and used in our operations when the undiscounted future cash flows expected to result from the use of the asset are less than its carrying value. We recognize an impairment loss based on the excess of the carrying value over the fair value of the asset. A long-lived asset held for sale is reported at the lower of the carrying amount or fair value less costs to sell. Depreciation expense is not recognized on assets held for sale. Losses are recognized for a long-lived asset to be abandoned when the asset ceases to be used. In addition, we periodically review the estimated lives of all long-lived assets for reasonableness.

Goodwill And Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill represents the unamortized excess of cost over the fair value of the net tangible and other intangible assets acquired. We are required to test at least annually for impairment at a level of reporting referred to as the reporting unit, and more frequently if adverse events or changes in circumstances indicate that the asset may be impaired. A reporting unit either is our operating segments or one level below the operating segments, referred to as a component, which comprise our reportable segments. A component is considered a reporting unit if the component constitutes a business for which discrete financial information is available that is regularly reviewed by management. We aggregate the components of an operating segment into one reporting unit if they have similar economic characteristics. Goodwill is assigned to the reporting unit that is expected to benefit from a specific acquisition.

We use a two-step process to review goodwill for impairment. The first step is a screen for potential impairment, and the second step measures the amount of impairment, if any. Impairment tests are performed, at a minimum, in the fourth quarter of each year supported by our long-range business plan and annual planning process. Impairment tests completed for 2010, 2009 and 2008 did not result in an impairment loss. As discussed previously under Realignment of Business Segments within this Note 2, during the first quarter of 2011, we realigned our business segments to reflect our evolving business model. As a result, we reassigned goodwill to our new reporting units as of January 1, 2011 using the relative fair value approach as discussed in Note 8. We completed an impairment test in the first quarter of 2011 based on the new reporting units which did not result in an impairment loss.

Other intangible assets primarily relate to acquired customer contracts/relationships and are included with other long-term assets in the consolidated balance sheets. Other intangible assets are amortized over the useful life, based upon the pattern of future cash flows attributable to the asset. This sometimes results in an accelerated method of amortization for customer contracts because the asset tends to dissipate at a more rapid rate in earlier periods. Other than customer contracts, other intangible assets generally are amortized using the straight-line method. We review other finite-lived intangible assets for impairment under our long-lived asset policy.

Benefits Payable And Benefit Expense Recognition

Benefits Payable and Benefit Expense Recognition

Benefit expenses include claim payments, capitation payments, pharmacy costs net of rebates, allocations of certain centralized expenses and various other costs incurred to provide health insurance coverage to members, as well as estimates of future payments to hospitals and others for medical care and other supplemental benefits provided prior to the balance sheet date. Capitation payments represent monthly contractual fees disbursed to primary care physicians and other providers who are responsible for providing medical care to members. Pharmacy costs represent payments for members' prescription drug benefits, net of rebates from drug manufacturers. Receivables for such pharmacy rebates are included in other current assets in the consolidated balance sheets. Other supplemental benefits include dental, vision, and other voluntary benefits.

We estimate the costs of our benefit expense payments using actuarial methods and assumptions based upon claim payment patterns, medical cost inflation, historical developments such as claim inventory levels and claim receipt patterns, and other relevant factors, and record benefit reserves for future payments. We continually review estimates of future payments relating to claims costs for services incurred in the current and prior periods and make necessary adjustments to our reserves.

We reassess the profitability of our contracts for providing insurance coverage to our members when current operating results or forecasts indicate probable future losses. We establish a premium deficiency liability in current operations to the extent that the sum of expected future costs, claim adjustment expenses, and maintenance costs exceeds related future premiums under contract without consideration of investment income. For purposes of determining premium deficiencies, contracts are grouped in a manner consistent with our method of acquiring, servicing, and measuring the profitability of such contracts. Losses recognized as a premium deficiency result in a beneficial effect in subsequent periods as operating losses under these contracts are charged to the liability previously established. Because the majority of our member contracts renew annually, we do not anticipate recording a material premium deficiency liability, except when unanticipated adverse events or changes in circumstances indicate otherwise.

We believe our benefits payable are adequate to cover future claims payments required. However, such estimates are based on knowledge of current events and anticipated future events. Therefore, the actual liability could differ materially from the amounts provided.

Future Policy Benefits Payable

Future policy benefits payable

Future policy benefits payable include liabilities for long-duration insurance policies including life insurance, annuities, health, and long-term care policies sold to individuals for which some of the premium received in the earlier years is intended to pay anticipated benefits to be incurred in future years. These reserves are recognized on a net level premium method based on interest, mortality, morbidity, withdrawal and maintenance expense assumptions from published actuarial tables, modified based upon actual experience. Changes in estimates of these reserves are recognized as an adjustment to benefit expenses in the period the changes occur.

Book Overdraft

Book Overdraft

Under our cash management system, checks issued but not yet presented to banks frequently result in overdraft balances for accounting purposes and are classified as a current liability in the consolidated balance sheets. Changes in book overdrafts from period to period are reported in the consolidated statement of cash flows as a financing activity.

Income Taxes

Income Taxes

We recognize an asset or liability for the deferred tax consequences of temporary differences between the tax bases of assets or liabilities and their reported amounts in the consolidated financial statements. These temporary differences will result in taxable or deductible amounts in future years when the reported amounts of the assets or liabilities are recovered or settled. We also recognize the future tax benefits such as net operating and capital loss carryforwards as deferred tax assets. A valuation allowance is provided against these deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized. Future years' tax expense may be increased or decreased by adjustments to the valuation allowance or to the estimated accrual for income taxes.

We record tax benefits when it is more likely than not that the tax return position taken with respect to a particular transaction will be sustained. A liability, if recorded, is not considered resolved until the statute of limitations for the relevant taxing authority to examine and challenge the tax position has expired, or the tax position is ultimately settled through examination, negotiation, or litigation. We classify interest and penalties associated with uncertain tax positions in our provision for income taxes.

Derivative Financial Instruments

Derivative Financial Instruments

At times, we may use interest-rate swap agreements to manage our exposure to interest rate risk. The differential between fixed and variable rates to be paid or received is accrued and recognized over the life of the agreements as adjustments to interest expense in the consolidated statements of income. Our interest-rate swap agreements convert the fixed interest rates on our senior notes to a variable rate and are accounted for as fair value hedges. Our interest-rate swap agreements, terminated in 2008, are more fully described in Note 12.

Stock-Based Compensation

Stock-Based Compensation

We recognize stock-based compensation expense, as determined on the date of grant at fair value, straight-line over the period during which an employee is required to provide service in exchange for the award (usually the vesting period). We estimate expected forfeitures and recognize compensation expense only for those awards which are expected to vest. We estimate the grant-date fair value of stock options using the Black-Scholes option-pricing model. In addition, we report certain tax effects of stock-based compensation as a financing activity rather than an operating activity in the consolidated statement of cash flows. Additional detail regarding our stock-based compensation plans is included in Note 13.

Earnings Per Common Share

Earnings Per Common Share

We compute basic earnings per common share on the basis of the weighted-average number of unrestricted common shares outstanding. Diluted earnings per common share is computed on the basis of the weighted-average number of unrestricted common shares outstanding plus the dilutive effect of outstanding employee stock options and restricted shares using the treasury stock method.

Fair Value

Fair Value

Assets and liabilities measured at fair value are categorized into a fair value hierarchy based on whether the inputs to valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our own assumptions about the assumptions market participants would use. The fair value hierarchy includes three levels of inputs that may be used to measure fair value as described below.

Level 1 – Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities that are traded in an active exchange market.

Level 2 – Observable inputs other than Level 1 prices such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments as well as debt securities and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3 – Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 includes assets and liabilities whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques reflecting our own assumptions about the assumptions market participants would use as well as those requiring significant management judgment.

Fair value of actively traded debt securities are based on quoted market prices. Fair value of other debt securities are based on quoted market prices of identical or similar securities or based on observable inputs like interest rates generally using a market valuation approach, or, less frequently, an income valuation approach and are generally classified as Level 2. We generally obtain one quoted price for each security from a third party pricing service. These prices are generally derived from recently reported trades for identical or similar securities, including adjustments through the reporting date based upon observable market information. When quoted prices are not available, the third party pricing service may use quoted market prices of comparable securities or discounted cash flow analyses, incorporating inputs that are currently observable in the markets for similar securities. Inputs that are often used in the valuation methodologies include benchmark yields, reported trades, credit spreads, broker quotes, default rates and prepayment speeds. We are responsible for the determination of fair value and as such we perform analysis on the prices received from the third party pricing service to determine whether the prices are reasonable estimates of fair value. Our analysis includes a review of monthly price fluctuations as well as a quarterly comparison of the prices received from the pricing service to prices reported by our third party investment advisor.

Fair value of privately held debt securities, including venture capital investments as well as auction rate securities, are estimated using a variety of valuation methodologies, including both market and income approaches, where an observable quoted market does not exist and are generally classified as Level 3. For privately-held debt securities, such methodologies include reviewing the value ascribed to the most recent financing, comparing the security with securities of publicly-traded companies in similar lines of business, and reviewing the underlying financial performance including estimating discounted cash flows. For auction rate securities, such methodologies include consideration of the quality of the sector and issuer, underlying collateral, underlying final maturity dates, and liquidity.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board, or FASB issued new guidance that expands and clarifies existing disclosures about fair value measurements. Under the new guidance, we are required to disclose additional information about movements of assets among the three-tier fair value hierarchy, present separately (that is, on a gross basis) information about purchases, sales, issuances, and settlements of financial instruments in the reconciliation of fair value measurements using significant unobservable inputs (Level 3), and expand disclosures regarding the determination of fair value measurements. We adopted the new disclosure provisions during the year ended December 31, 2010, except for the gross disclosures regarding purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements which will be effective for us beginning with the filing of our Form 10-Q for the three months ending March 31, 2011.

In October 2010, the FASB issued new guidance that modifies the types of costs that can be capitalized in the acquisition of insurance contracts. We defer policy acquisition costs, primarily commissions, associated with our health, life insurance, annuities, and other supplemental policies sold to individuals and accounted for as long-duration insurance products because they are expected to remain in force for an extended period beyond one year. Premiums under our long-duration insurance products represented approximately 2% of our consolidated premiums and ASO fees for the year ended December 31, 2010. The new guidance specifies that only costs that are related directly to the successful acquisition of insurance contracts qualify for deferral. Commissions representing direct costs of contract acquisitions will continue to qualify for capitalization. The new guidance is effective for us January 1, 2012 with early adoption permitted January 1, 2011. We currently are evaluating the impact of the new guidance on our results of operations and financial position.